ASSETS RETIREMENT OBLIGATIONS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Asset Retirement Obligation Disclosure [Abstract]
Assets retirement obligations, beginning balance	$ 82,365	¥ 12,914,758	¥ 27,225,450
Liabilities incurred during the year	112,212	17,594,887
Liabilities settled during the year			(14,409,133)
Liabilities settled during the year			14,409,133
Accretion of liability	1,698	266,270	98,441
Assets retirement obligations, ending balance	$ 196,275	¥ 30,775,915	¥ 12,914,758